UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from/(used in) Operating Activities:
Net income/(loss)	$ (404,468)	$ 316,572
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization of deferred dry-docking costs	694,372	345,705
Amortization and write-off of deferred finance charges	541,441	0
Amortization of other deferred charges	112,508	0
Deferred revenue amortization	(430,994)	0
Interest settled in common stock	57,773	0
Amortization and write-off of convertible notes beneficial conversion feature	532,437	0
Changes in operating assets and liabilities:
Accounts receivable trade	(705,003)	507,633
Inventories	(47,380)	(869)
Due from related parties	288,538	(168,769)
Prepaid expenses and other current assets	(260,596)	(159,903)
Dry-dock paid	(509,976)	0
Accounts payable	(179,960)	(142,034)
Accrued liabilities	(17,290)	88,336
Deferred revenue	(62,021)	(47,708)
Net Cash provided by/(used in) Operating Activities	(390,619)	738,963
Cash flow used in Investing Activities:
Vessel acquisitions and other vessel improvements	(388,635)	0
Net cash used in Investing Activities	(388,635)	0
Cash flows (used in)/provided by Financing Activities:
Gross proceeds from issuance of common stock and warrants	20,671,500	0
Common stock issuance expenses paid	(1,637,559)	(40,250)
Proceeds from long-term debt	9,500,000	0
Repayment of long-term debt	(950,000)	0
Payment of deferred financing costs	(608,985)	0
Net cash (used in)/provided by Financing Activities	26,974,956	(40,250)
Net increase in cash, cash equivalents, and restricted cash	26,195,702	698,713
Cash, cash equivalents and restricted cash at the beginning of the period	5,058,939	1,887,280
Cash, cash equivalents and restricted cash at the end of the period	31,254,641	2,585,993
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	30,754,641	2,585,993
Restricted cash	500,000	0
Cash, cash equivalents and restricted cash at the end of the period	31,254,641	2,585,993
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	354,433	0
Shares issued in connection with the settlement of the $5.0 Million Convertible Debentures	5,057,773	0
Unpaid vessel acquisition and other addition costs (included in Accounts payable and Accrued liabilities)	104,654	0
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	$ 430,876	$ 0